SHARE-BASED COMPENSATION (Narrative) (Details) $ in Thousands							1 Months Ended				12 Months Ended
	Jan. 04, 2023 shares	Dec. 09, 2021 USD ($) shares	Aug. 05, 2021 shares	Aug. 04, 2021 shares	Dec. 10, 2020 ₪ / shares shares	Aug. 05, 2020 shares	Dec. 29, 2022 ₪ / shares shares	Mar. 21, 2022 ₪ / shares shares	Jan. 27, 2022 ₪ / shares shares	Sep. 20, 2021 ₪ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) ₪ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) ₪ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2022 USD ($) shares	Dec. 09, 2021 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period												58,239		99,935		30,832
Exercise price | ₪ / shares								₪ 10.184
Compensation expense | $												$ 975		$ 491		$ 408
Options outstanding													145,895	145,895	54,516	54,516	27,456	191,892
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $												$ 482		$ 162		$ 243
Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period									16,800
Exercise price | ₪ / shares									₪ 12.96
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							29,125
Exercise price | ₪ / shares							₪ 4.14
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period					11,250
Exercise price | ₪ / shares					₪ 6.4
Vp Clinical [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period										1,250
Exercise price | ₪ / shares										₪ 20.6
June 22 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period		57,500
December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period												38,334
Fair value of options on grant date | ₪ / shares											₪ 12.98
Exercise price | ₪ / shares											26.8
December 9, 2021 [Member] | Certain officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period				12,075
May 27, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period												133
Fair value of options on grant date | ₪ / shares											8.47
Exercise price | ₪ / shares											11.8
March 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period												399
Fair value of options on grant date | ₪ / shares											23.44
Exercise price | ₪ / shares											36.4
August 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period												18,014
Fair value of options on grant date | ₪ / shares											9.73
Exercise price | ₪ / shares											12
May 31, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period												1,157
Fair value of options on grant date | ₪ / shares											6.27
Exercise price | ₪ / shares											7.254
May 31, 2022 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period		38,334
Additional vesting percentage		2.0833%
August 29, 2022 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period		19,166
Exercise price | ₪ / shares																			₪ 26.8
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | ₪ / shares											35.35
Increase in shares available for additional grant			125,000			17,500			25,000
Options outstanding																		191,892
2015 Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares available for additional grant	30,000
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period						10 years
Fair value of options on grant date | ₪ / shares											4.5		₪ 15.7		₪ 8.2
Increase in shares available for additional grant						77,780
Options [Member] | Certain officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period								6,650
Options [Member] | Certain executive officers and employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period								8,472
Options [Member] | December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period				36,694
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options on grant date | ₪ / shares											₪ 9.2				₪ 21.8
Compensation cost not yet recognized | $													₪ 1,644	$ 1,644	₪ 328	$ 328		$ 1,111
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period												2,601		245		90
Number of RSU's granted												10,050		15,000		0
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																	4 years
Vesting percentage																	25.00%
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $												$ 335		$ 23
Restricted Stock Units (RSUs) [Member] | Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU's granted									7,200
Restricted Stock Units (RSUs) [Member] | Certain officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU's granted								2,850
Restricted Stock Units (RSUs) [Member] | Certain executive officers and employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU's granted								2,850
Restricted Stock Units (RSUs) [Member] | December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period				15,000
Restricted Stock Units (RSUs) [Member] | December 9, 2021 [Member] | Certain officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU's granted				5,175
Restricted Stock Units (RSUs) [Member] | May 31, 2022 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | August 29, 2022 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $		$ 749
Premium percentage to calculate the exercise price		50.00%